ARK ETF TRUST

ARK Innovation ETF (ARKK)

ARK Genomic Revolution ETF (ARKG)

ARK Autonomous Technology & Robotics ETF (ARKQ)

ARK Next Generation Internet ETF (ARKW)

The 3D Printing ETF (PRNT)

ARK Israel Innovative Technology ETF (IZRL)

ARK Fintech Innovation ETF (ARKF)

Supplement dated December 28, 2020 to the Prospectus for the ARK ETF Trust dated November 30, 2020.

This Supplement updates certain information contained in the Prospectus with respect to each of the following series of the ARK ETF Trust: ARK Innovation ETF, ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Next Generation Internet ETF, The 3D Printing ETF, ARK Israel Innovative Technology ETF and ARK Fintech Innovation ETF (collectively, “Funds”). You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 855-406-1506, sending an email request to info@ark-invest.com, or by writing to ARK Investment Management, LLC, 3 East 28th Street, Seventh Floor, New York, New York 10016.

Effective immediately, the Prospectus is revised as follows:

On page 84, the first paragraph of the section “Management of the Funds” is deleted and replaced with the following:

Investment Adviser. ARK Investment Management LLC, located at 3 East 28th, Seventh Floor, New York, NY 10016, serves as the Funds’ investment adviser. The Adviser registered with the SEC in January 2014. Under the terms of an investment advisory agreement between the Trust and the Adviser with respect to each Fund (“Advisory Agreement”), the Adviser serves as the adviser to each Fund, subject to the general supervision of the Board, and is responsible for the day-to-day investment management of each Fund.

Please retain this supplement for future reference.

ARK ETF TRUST

ARK Innovation ETF (ARKK)

ARK Genomic Revolution ETF (ARKG)

ARK Autonomous Technology & Robotics ETF (ARKQ)

ARK Next Generation Internet ETF (ARKW)

The 3D Printing ETF (PRNT)

ARK Israel Innovative Technology ETF (IZRL)

ARK Fintech Innovation ETF (ARKF)

Supplement dated December 28, 2020 to the Statement of Additional Information for the ARK ETF Trust dated November 30, 2020.

This Supplement updates certain information contained in the Statement of Additional Information with respect to each of the following series of the ARK ETF Trust: ARK Innovation ETF, ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Next Generation Internet ETF, The 3D Printing ETF, ARK Israel Innovative Technology ETF and ARK Fintech Innovation ETF (collectively, “Funds”). You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 855-406-1506, sending an email request to info@ark-invest.com, or by writing to ARK Investment Management, LLC, 3 East 28th Street, Seventh Floor, New York, New York 10016.

Effective immediately, the Statement of Additional Information is revised as follows:

On page 14, the first paragraph of the section “Management – Investment Adviser and Manager” is deleted and replaced with the following:

ARK acts as investment adviser to each Fund and, subject to the general supervision of the Board, is responsible for the day-to-day investment management of the Funds pursuant to an investment advisory agreement between the Trust and the Adviser (“Investment Advisory Agreement”). The Adviser is a Delaware limited liability company with headquarters at 3 East 28th Street, Seventh Floor, New York, NY 10016.

Please retain this supplement for future reference.